Asset Under Development (Commitments) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Extractive Industries [Abstract]
2020	$ 167,073
2021	198,730
2022	195,382
2023	260,781
2024	30,100
Total	$ 852,066